Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands		Common Stock [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 70		$ 198,772	$ (171)	$ (168,174)	$ 30,497
Balance, shares at Dec. 31, 2021	[1]	293,682
Stock-based compensation				1,296			1,296
Issuance of ordinary shares in ATM offering net of issuance costs of $2			[2]	70			70
Issuance of ordinary shares in at-the-market ("ATM") offering, net of issuance costs, shares	[1]	643
Unrealized gain from marketable debt securities					(574)		(574)
Net loss						(17,866)	(17,866)
Balance at Dec. 31, 2022		$ 70		200,138	(745)	(186,040)	13,423
Balance, shares at Dec. 31, 2022	[1]	294,325
Stock-based compensation				892			892
Unrealized gain from marketable debt securities					291		291
Net loss						(6,912)	(6,912)
Issuance of ordinary shares, pre-funded warrants, and warrants net of issuance costs of $756 thousand	[3]	$ 16		6,169			6,185
Issuance of ordinary shares, pre-funded warrants, and warrants net of issuance costs, shares	[1],[3]	31,667
Exercise of Pre-funded warrants	[3]	$ 123		(123)
Exercise of Pre-funded warrants, shares	[1],[3]	247,749
Balance at Dec. 31, 2023		$ 209		207,076	(454)	(192,952)	13,879
Balance, shares at Dec. 31, 2023	[1]	573,741
Stock-based compensation				531			531
Unrealized gain from marketable debt securities					38		38
Net loss						(7,517)	(7,517)
Exercise of Pre-funded warrants	[3]	$ 92		(92)
Exercise of Pre-funded warrants, shares	[1],[3]	186,723
Issuance of ordinary shares in relation to SEPA	[4]	$ 272		4,654			4,926
Issuance of ordinary shares in relation to SEPA, shares	[1],[4]	558,775
Issuance of SEPA Commitment Shares	[4]	$ 8		62			70
Issuance of SEPA Commitment Shares, shares	[1],[4]	15,784
Exercise of RSUs		$ 18		(18)
Exercise of RSUs, shares	[1]	36,528
Exercise of Warrants	[3]	$ 143		4,257			4,400
Exercise of Warrants, shares	[1],[3]	293,333
Balance at Dec. 31, 2024		$ 742		$ 216,470	$ (416)	$ (200,469)	$ 16,327
Balance, shares at Dec. 31, 2024	[1]	1,664,884

[1]	Retroactively adjusted to reflect the 12-1 reverse split that was effected in August 2024 (see Note 11(A)(3))
[2]	Represents amounts less than $1
[3]	See also Note 11(A)(4)
[4]	See also Note 11(A)(5)